DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2012
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND II LTD PARTNERSHIP
Entity Central Index Key	0000853566
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,302,447	$ 1,618,141
Other	342,718	3,300
Assets	1,645,165	1,621,441
LIABILITIES
Accounts payable and accrued expenses	42,600	37,600
Accounts payable - affiliates	20,842,344	21,219,377
Capital contributions payable	169,974	169,974
Liabilities	21,054,918	21,426,951
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(17,834,720)	(18,226,519)
General partner	(1,575,033)	(1,578,991)
Partners Capital	(19,409,753)	(19,805,510)
Liabilities and Stockholders Equity	1,645,165	1,621,441
Series Seven [Member]
ASSETS
Cash and cash equivalents	0	0
Other	0	0
Assets	0	0
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(84,506)	(84,506)
General partner	84,506	84,506
Partners Capital	0	0
Liabilities and Stockholders Equity	0	0
Series Nine [Member]
ASSETS
Cash and cash equivalents	316,051	71,556
Other	0	0
Assets	316,051	71,556
LIABILITIES
Accounts payable and accrued expenses	35,000	0
Accounts payable - affiliates	6,676,676	6,591,231
Capital contributions payable	0	0
Liabilities	6,711,676	6,591,231
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(5,996,831)	(6,119,640)
General partner	(398,794)	(400,035)
Partners Capital	(6,395,625)	(6,519,675)
Liabilities and Stockholders Equity	316,051	71,556
Series Ten [Member]
ASSETS
Cash and cash equivalents	250,847	270,086
Other	339,418	0
Assets	590,265	270,086
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,357,127	2,260,615
Capital contributions payable	0	0
Liabilities	2,357,127	2,260,615
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,554,281)	(1,775,711)
General partner	(212,581)	(214,818)
Partners Capital	(1,766,862)	(1,990,529)
Liabilities and Stockholders Equity	590,265	270,086
Series Eleven [Member]
ASSETS
Cash and cash equivalents	205,808	465,155
Other	0	0
Assets	205,808	465,155
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	998,760	1,180,122
Capital contributions payable	0	0
Liabilities	998,760	1,180,122
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(570,338)	(493,133)
General partner	(222,614)	(221,834)
Partners Capital	(792,952)	(714,967)
Liabilities and Stockholders Equity	205,808	465,155
Series Twelve [Member]
ASSETS
Cash and cash equivalents	170,287	479,986
Other	0	0
Assets	170,287	479,986
LIABILITIES
Accounts payable and accrued expenses	7,500	37,500
Accounts payable - affiliates	3,884,690	4,054,166
Capital contributions payable	9,241	9,241
Liabilities	3,901,431	4,100,907
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(3,442,702)	(3,333,581)
General partner	(288,442)	(287,340)
Partners Capital	(3,731,144)	(3,620,921)
Liabilities and Stockholders Equity	170,287	479,986
Series Fourteen [Member]
ASSETS
Cash and cash equivalents	359,454	331,358
Other	3,300	3,300
Assets	362,754	334,658
LIABILITIES
Accounts payable and accrued expenses	100	100
Accounts payable - affiliates	6,925,091	7,133,243
Capital contributions payable	160,733	160,733
Liabilities	7,085,924	7,294,076
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(6,186,062)	(6,419,948)
General partner	(537,108)	(539,470)
Partners Capital	(6,723,170)	(6,959,418)
Liabilities and Stockholders Equity	$ 362,754	$ 334,658

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	18,679,738	18,679,738
Units of assignor limited partner's capital, outstanding	18,671,338	18,678,038
Units of limited partnership interest, issued	18,679,738	18,679,738
Units of limited partnership interest, outstanding	18,671,338	18,678,038
Series Seven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,036,100	1,036,100
Units of assignor limited partner's capital, outstanding	1,036,100	1,036,100
Units of limited partnership interest, issued	1,036,100	1,036,100
Units of limited partnership interest, outstanding	1,036,100	1,036,100
Series Nine [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,178,029	4,178,029
Units of assignor limited partner's capital, outstanding	4,176,329	4,177,329
Units of limited partnership interest, issued	4,178,029	4,178,029
Units of limited partnership interest, outstanding	4,176,329	4,177,329
Series Ten [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,428,925	2,428,925
Units of assignor limited partner's capital, outstanding	2,423,225	2,427,925
Units of limited partnership interest, issued	2,428,925	2,428,925
Units of limited partnership interest, outstanding	2,423,225	2,427,925
Series Eleven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,489,599	2,489,599
Units of assignor limited partner's capital, outstanding	2,489,599	2,489,599
Units of limited partnership interest, issued	2,489,599	2,489,599
Units of limited partnership interest, outstanding	2,489,599	2,489,599
Series Twelve [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,972,795	2,972,795
Units of assignor limited partner's capital, outstanding	2,971,795	2,972,795
Units of limited partnership interest, issued	2,972,795	2,972,795
Units of limited partnership interest, outstanding	2,971,795	2,972,795
Series Fourteen [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificates of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,574,290	5,574,290
Units of assignor limited partner's capital, outstanding	5,574,290	5,574,290
Units of limited partnership interest, issued	5,574,290	5,574,290
Units of limited partnership interest, outstanding	5,574,290	5,574,290

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income
Interest income	$ 3,818	$ 12,736
Miscellaneous income	18,255	246,685
Total income	22,073	259,421
Share of income from operating limited partnerships	1,284,829	1,641,881
Expenses
Professional fees	141,425	207,080
Partnership management fee	666,597	670,896
General and administrative expenses	103,123	107,296
Total Expenses	911,145	985,272
NET INCOME (LOSS)	395,757	916,030
Net income (loss) allocated to general partner	3,958	9,160
Net income (loss) allocated to assignees	391,799	906,870
Net income (loss) per BAC (in dollars per unit)	$ 0.02	$ 0.05
Series Seven [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0
Series Nine [Member]
Income
Interest income	424	656
Miscellaneous income	330	1,367
Total income	754	2,023
Share of income from operating limited partnerships	278,008	0
Expenses
Professional fees	25,333	37,641
Partnership management fee	99,125	191,164
General and administrative expenses	30,254	21,794
Total Expenses	154,712	250,599
NET INCOME (LOSS)	124,050	(248,576)
Net income (loss) allocated to general partner	1,241	(2,486)
Net income (loss) allocated to assignees	122,809	(246,090)
Net income (loss) per BAC (in dollars per unit)	$ 0.03	$ (0.06)
Series Ten [Member]
Income
Interest income	557	786
Miscellaneous income	3,718	185,384
Total income	4,275	186,170
Share of income from operating limited partnerships	338,168	6,276
Expenses
Professional fees	21,338	30,531
Partnership management fee	82,181	54,430
General and administrative expenses	15,257	16,459
Total Expenses	118,776	101,420
NET INCOME (LOSS)	223,667	91,026
Net income (loss) allocated to general partner	2,237	910
Net income (loss) allocated to assignees	221,430	90,116
Net income (loss) per BAC (in dollars per unit)	$ 0.09	$ 0.04
Series Eleven [Member]
Income
Interest income	820	7,163
Miscellaneous income	3,020	12,387
Total income	3,840	19,550
Share of income from operating limited partnerships	54,381	1,217,636
Expenses
Professional fees	22,924	32,177
Partnership management fee	98,732	25,831
General and administrative expenses	14,550	15,620
Total Expenses	136,206	73,628
NET INCOME (LOSS)	(77,985)	1,163,558
Net income (loss) allocated to general partner	(780)	11,636
Net income (loss) allocated to assignees	(77,205)	1,151,922
Net income (loss) per BAC (in dollars per unit)	$ (0.03)	$ 0.46
Series Twelve [Member]
Income
Interest income	800	1,568
Miscellaneous income	1,300	11,950
Total income	2,100	13,518
Share of income from operating limited partnerships	44,097	344,107
Expenses
Professional fees	28,539	47,086
Partnership management fee	110,794	100,781
General and administrative expenses	17,087	19,421
Total Expenses	156,420	167,288
NET INCOME (LOSS)	(110,223)	190,337
Net income (loss) allocated to general partner	(1,102)	1,903
Net income (loss) allocated to assignees	(109,121)	188,434
Net income (loss) per BAC (in dollars per unit)	$ (0.04)	$ 0.06
Series Fourteen [Member]
Income
Interest income	1,217	2,563
Miscellaneous income	9,887	35,597
Total income	11,104	38,160
Share of income from operating limited partnerships	570,175	73,862
Expenses
Professional fees	43,291	59,645
Partnership management fee	275,765	298,690
General and administrative expenses	25,975	34,002
Total Expenses	345,031	392,337
NET INCOME (LOSS)	236,248	(280,315)
Net income (loss) allocated to general partner	2,362	(2,803)
Net income (loss) allocated to assignees	$ 233,886	$ (277,512)
Net income (loss) per BAC (in dollars per unit)	$ 0.04	$ (0.05)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Assignees [Member]	General Partner [Member]	Total	Series Seven [Member] Assignees [Member]	Series Seven [Member] General Partner [Member]	Series Seven [Member]	Series Nine [Member] Assignees [Member]	Series Nine [Member] General Partner [Member]	Series Nine [Member]	Series Ten [Member] Assignees [Member]	Series Ten [Member] General Partner [Member]	Series Ten [Member]	Series Eleven [Member] Assignees [Member]	Series Eleven [Member] General Partner [Member]	Series Eleven [Member]	Series Twelve [Member] Assignees [Member]	Series Twelve [Member] General Partner [Member]	Series Twelve [Member]	Series Fourteen [Member] Assignees [Member]	Series Fourteen [Member] General Partner [Member]	Series Fourteen [Member]
Partners' capital, (deficit) at Mar. 31, 2010	$ (19,059,586)	$ (1,587,406)	$ (20,646,992)	$ (84,506)	$ 84,506	$ 0	$ (5,873,550)	$ (397,549)	$ (6,271,099)	$ (1,792,024)	$ (214,983)	$ (2,007,007)	$ (1,645,055)	$ (233,470)	$ (1,878,525)	$ (3,522,015)	$ (289,243)	$ (3,811,258)	$ (6,142,436)	$ (536,667)	$ (6,679,103)
Net income (loss)	906,870	9,160	916,030	0	0	0	(246,090)	(2,486)	(248,576)	90,116	910	91,026	1,151,922	11,636	1,163,558	188,434	1,903	190,337	(277,512)	(2,803)	(280,315)
Distributions	(73,803)	(745)	(74,548)	0	0	0	0	0	0	(73,803)	(745)	(74,548)	0	0	0	0	0	0	0	0	0
Partners' capital, (deficit) at Mar. 31, 2011	(18,226,519)	(1,578,991)	(19,805,510)	(84,506)	84,506	0	(6,119,640)	(400,035)	(6,519,675)	(1,775,711)	(214,818)	(1,990,529)	(493,133)	(221,834)	(714,967)	(3,333,581)	(287,340)	(3,620,921)	(6,419,948)	(539,470)	(6,959,418)
Net income (loss)	391,799	3,958	395,757	0	0	0	122,809	1,241	124,050	221,430	2,237	223,667	(77,205)	(780)	(77,985)	(109,121)	(1,102)	(110,223)	233,886	2,362	236,248
Partners' capital, (deficit) at Mar. 31, 2012	$ (17,834,720)	$ (1,575,033)	$ (19,409,753)	$ (84,506)	$ 84,506	$ 0	$ (5,996,831)	$ (398,794)	$ (6,395,625)	$ (1,554,281)	$ (212,581)	$ (1,766,862)	$ (570,338)	$ (222,614)	$ (792,952)	$ (3,442,702)	$ (288,442)	$ (3,731,144)	$ (6,186,062)	$ (537,108)	$ (6,723,170)

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 395,757	$ 916,030
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(1,284,829)	(1,641,881)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,000	(98,500)
Accounts payable - affiliates	(377,033)	(544,848)
Other assets	(339,418)	1,800
Net cash provided by (used in) operating activities	(1,600,523)	(1,367,399)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,284,829	1,641,881
Net cash provided by investing activities	1,284,829	1,641,881
Cash flows from financing activities
Distributions paid to assignees	0	(74,548)
Net cash used in financing activities	0	(74,548)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(315,694)	199,934
Cash and cash equivalents, beginning	1,618,141	1,418,207
Cash and cash equivalents, end	1,302,447	1,618,141
Series Seven [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Other assets	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Series Nine [Member]
Cash flows from operating activities
Net income (loss)	124,050	(248,576)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(278,008)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	35,000	0
Accounts payable - affiliates	85,445	204,984
Other assets	0	0
Net cash provided by (used in) operating activities	(33,513)	(43,592)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	278,008	0
Net cash provided by investing activities	278,008	0
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	244,495	(43,592)
Cash and cash equivalents, beginning	71,556	115,148
Cash and cash equivalents, end	316,051	71,556
Series Ten [Member]
Cash flows from operating activities
Net income (loss)	223,667	91,026
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(338,168)	(6,276)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(30,000)
Accounts payable - affiliates	96,512	96,888
Other assets	(339,418)	0
Net cash provided by (used in) operating activities	(357,407)	151,638
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	338,168	6,276
Net cash provided by investing activities	338,168	6,276
Cash flows from financing activities
Distributions paid to assignees	0	(74,548)
Net cash used in financing activities	0	(74,548)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,239)	83,366
Cash and cash equivalents, beginning	270,086	186,720
Cash and cash equivalents, end	250,847	270,086
Series Eleven [Member]
Cash flows from operating activities
Net income (loss)	(77,985)	1,163,558
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(54,381)	(1,217,636)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(46,000)
Accounts payable - affiliates	(181,362)	(1,256,301)
Other assets	0	0
Net cash provided by (used in) operating activities	(313,728)	(1,356,379)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	54,381	1,217,636
Net cash provided by investing activities	54,381	1,217,636
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(259,347)	(138,743)
Cash and cash equivalents, beginning	465,155	603,898
Cash and cash equivalents, end	205,808	465,155
Series Twelve [Member]
Cash flows from operating activities
Net income (loss)	(110,223)	190,337
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(44,097)	(344,107)
Changes in assets and liabilities
Accounts payable and accrued expenses	(30,000)	30,000
Accounts payable - affiliates	(169,476)	138,792
Other assets	0	0
Net cash provided by (used in) operating activities	(353,796)	15,022
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	44,097	344,107
Net cash provided by investing activities	44,097	344,107
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(309,699)	359,129
Cash and cash equivalents, beginning	479,986	120,857
Cash and cash equivalents, end	170,287	479,986
Series Fourteen [Member]
Cash flows from operating activities
Net income (loss)	236,248	(280,315)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(570,175)	(73,862)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(52,500)
Accounts payable - affiliates	(208,152)	270,789
Other assets	0	1,800
Net cash provided by (used in) operating activities	(542,079)	(134,088)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	570,175	73,862
Net cash provided by investing activities	570,175	73,862
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	28,096	(60,226)
Cash and cash equivalents, beginning	331,358	391,584
Cash and cash equivalents, end	$ 359,454	$ 331,358

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund II Limited Partnership (the “Partnership” or “Fund”) was formed under the laws of the State of Delaware on June 28, 1989, for the purpose of acquiring, holding and disposing of limited partnership interests in operating limited partnerships which were to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated low-income apartment complexes which qualify for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes also qualified for the Historic Rehabilitation Tax Credit for their rehabilitation of a certified historic structure and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the Partnership is Boston Capital Associates II Limited Partnership and the limited partner is BCTC Assignor Corp. II (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the Partnership filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective October 25, 1989, which covered the offering (the “Public Offering”) of the Partnership’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Partnership registered 20,000,000 BACs at $10 per BAC for sale to the public in six series. BACs sold in bulk over $100,000 were offered to investors at a reduced cost per BAC. The Partnership is no longer selling any BACs related to any series. The final closing in Series 14 was January 27, 1992.

The BACs issued in each series at March 31, 2012 and 2011 are as follows:

	2012	2011
Series 7	1,036,100	1,036,100
Series 9	4,178,029	4,178,029
Series 10	2,428,925	2,428,925
Series 11	2,489,599	2,489,599
Series 12	2,972,795	2,972,795
Series 14	5,574,290	5,574,290
	18,679,738	18,679,738

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the funds’ share of losses and, accordingly a valuation allowance is recorded against the receivables. Accordingly, the Partnership recorded a valuation allowance as follows:

	2012	2011
Series 7	$-	$-
Series 9	30,198	30,198
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	86,870	86,870
Series 14	16,744	16,744
	$212,145	$212,145

The Partnership reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the future net undiscounted cash flows expected to be generated by the operating limited partnerships including the low-income housing tax credits and the residual value upon sale or disposition of the equity interest in the operating limited partnerships.  If the investment is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the investment exceeds the fair value of such investment. During the years ended March 31, 2012 and 2011, the Partnership did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Partnership records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Partnership utilizes a March 31 year end. The fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Partnership records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Partnership when received.

The Partnership records certain acquisition costs as an increase in its investments in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Partnership. These differences are shown as reconciling items in Note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Partnership determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Partnership determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Partnership reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Partnership has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Partnership also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Partnership determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Partnership invests meet the definition of a VIE. However, management does not consolidate the Partnership's interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Partnership currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Partnership's balance in investment in operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Partnership's exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying amounts approximate fair value because of the short maturity of these instruments.

Income Taxes

The Partnership has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Partnership’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Partnership is not required to take any tax positions in order to qualify as a pass-through entity. The Partnership is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Partnership has no other tax positions which must be considered for disclosure.

Fiscal Year

For financial reporting purposes the Partnership uses a March 31 year end, whereas for income tax reporting purposes, the Partnership uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee certificate is calculated based upon the weighted average number of units outstanding. The weighted average number of units outstanding in each series at March 31, 2012 and 2011 are as follows:

	2012	2011
Series 7	1,036,100	1,036,100
Series 9	4,176,329	4,177,329
Series 10	2,423,225	2,427,925
Series 11	2,489,599	2,489,599
Series 12	2,971,795	2,972,795
Series 14	5,574,290	5,574,290
TOTAL	18,671,338	18,678,038

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Changes

In June 2009, the Financial Accounting Standards Board (FASB) issued an amendment to the accounting and disclosure requirements for the consolidation of variable interest entities (VIEs). The amended guidance modifies the consolidation model to one based on control and economics, and replaced quantitative primary beneficiary analysis with a qualitative analysis. The primary beneficiary of a VIE will be the entity that has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party will be required to consolidate the VIE. Further, the amended guidance requires continual reconsideration of the primary beneficiary of a VIE and adds an additional reconsideration event for determination of whether an entity is a VIE. Additionally, the amendment requires enhanced and expanded disclosures around VIEs. This amendment was effective for fiscal years beginning after November 15, 2009. The adoption of this guidance on April 1, 2010 did not have a material effect on the Partnership’s financial statements.

Plan of Liquidation and Dissolution

On July 1, 2010, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. It was anticipated that the sale of all the apartment complexes would be completed sometime in 2012. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2012, the financial statements are presented assuming the Partnership will continue as a going concern.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the Partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

	2012
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 7	$-	$-	$-
Series 9	170,445	71,320	99,125
Series 10	96,512	14,331	82,181
Series 11	118,638	19,906	98,732
Series 12	130,524	19,730	110,794
Series 14	341,848	66,083	275,765
	$857,967	$191,370	$666,597

	2011
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 7	$-	$-	$-
Series 9	204,984	13,820	191,164
Series 10	96,888	42,458	54,430
Series 11	131,199	105,368	25,831
Series 12	138,792	38,011	100,781
Series 14	370,789	72,099	298,690
	$942,652	$271,756	$670,896

The partnership management fees paid by the Partnership for the years ended March 31, 2012 and 2011 are as follows:

	2012	2011
Series 7	$-	$-
Series 9	85,000	-
Series 10	-	-
Series 11	300,000	1,387,500
Series 12	300,000	-
Series 14	550,000	100,000
TOTAL	$1,235,000	$1,487,500

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total partnership management fees accrued were $20,689,156 and $21,066,189, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2012 and 2011 are as follows:

	2012	2011
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2012 and 2011 charged to each series’ operations are as follows:

	2012	2011
Series 7	$-	$-
Series 9	12,132	13,615
Series 10	10,600	10,916
Series 11	10,346	10,526
Series 12	11,703	12,816
Series 14	16,871	21,831
TOTAL	$61,652	$69,704

Accounts payable - affiliates at March 31, 2012 and 2011 represents general and administrative expenses, partnership management fees, and may include advances which are payable to Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the Partnership has limited partnership interests in operating limited partnerships which own operating apartment complexes. During the year ended March 31, 2012, the Partnership disposed of its operating limited partnership interest in six, one, and five of the operating limited partnerships owned by Series 9, Series 10, and Series 14, respectively. During the year ended March 31, 2011, the Partnership disposed of its operating limited partnership interest in one, three, and two of the operating limited partnerships owned by Series 11, Series 12, and Series 14, respectively. The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2012 and 2011 by series is as follows:

	2012	2011
Series 7	-	-
Series 9	18	24
Series 10	15	16
Series 11	16	16
Series 12	23	23
Series 14	46	51
TOTAL	118	130

During the year ended March 31, 2012 the Partnership disposed of twelve of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	6	-	278,008	278,008
Series 10	-	1	338,168	338,168
Series 11	-	-	54,381	54,381
Series 12	-	-	44,097	44,097
Series 14	4	1	570,175	570,175
Total	10	2	$1,284,829	$1,284,829

During the year ended March 31, 2011 the Partnership disposed of six of the operating limited partnerships. In addition the Partnership received additional proceeds from three operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2011 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	-	-	-	-
Series 10	-	-	6,276	6,276
Series 11	-	1	1,217,636	1,217,636
Series 12	-	3	344,107	344,107
Series 14	-	2	73,862	73,862
Total	-	6	$1,641,881	$1,641,881

Under the terms of the Partnership’s investments in each operating limited partnership, the Partnership is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations.

The contributions payable to operating limited partnerships at March 31, 2012 and 2011 by series are as follows:

	2012	2011
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	160,733	160,733
TOTAL	$169,974	$169,974

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$35,592,215

Acquisition costs of operating limited partnerships	4,811,644

Cumulative distributions from operating limited partnerships	(204,969)

Cumulative impairment loss in investments in operating limited partnerships	(3,521,265)

Cumulative losses from operating limited partnerships	(36,677,625)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(384,641)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	938,709

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(32,626,477)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	453,386

Cumulative impairment loss in investments in operating limited partnerships	3,521,265

Other	669,725

Equity per operating limited partnerships’ combined financial statements	$(27,567,808)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$5,389,239	$3,657,956

Acquisition costs of operating limited partnerships	-	736,066	384,746

Cumulative distributions from operating limited partnerships	-	(22,130)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(369,919)	(457,341)

Cumulative losses from operating limited partnerships	-	(5,733,256)	(3,554,074)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(80,244)	(1,908)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(6,554,370)	(3,477,406)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	43,771	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	369,919	457,341

Other	-	202,362	135,281

Equity per operating limited partnerships’ combined financial statements	$-	$(6,018,562)	$(2,862,505)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,468,694	$5,430,816	$15,645,510

Acquisition costs of operating limited partnerships	765,909	691,480	2,233,443

Cumulative distributions from operating limited partnerships	(54,407)	(8,581)	(88,564)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Cumulative losses from operating limited partnerships	(5,897,705)	(5,928,367)	(15,564,223)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(33,153)	(262,469)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	177,104	761,605

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,552,756)	(6,646,523)	(11,395,422)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	168,031	116,234

Cumulative impairment loss in investments in operating limited partnerships	282,491	185,348	2,226,166

Other	406,405	53,168	(127,491)

Equity per operating limited partnerships’ combined financial statements	$(3,769,564)	$(6,096,025)	$(8,821,152)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$40,341,117

Acquisition costs of operating limited partnerships	5,462,155

Cumulative distributions from operating limited partnerships	(286,639)

Cumulative impairment loss in investments in operating limited partnerships	(3,982,635)

Cumulative losses from operating limited partnerships	(41,533,998)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2011, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(440,012)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	984,858

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(34,676,928)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	453,476

Cumulative impairment loss in investments in operating limited partnerships	3,982,635

Other	560,873

Equity per operating limited partnerships’ combined financial statements	$(29,274,873)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$8,137,530	$4,038,966

Acquisition costs of operating limited partnerships	-	1,154,369	451,024

Cumulative distributions from operating limited partnerships	-	(28,246)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(369,919)	(628,541)

Cumulative losses from operating limited partnerships	-	(8,893,734)	(3,830,162)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2011, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(135,615)	(1,908)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(8,343,885)	(3,243,148)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	43,771	24,277

Cumulative impairment loss in investments in operating limited partnerships	-	369,919	628,541

Other	-	295,448	(33,814)

Equity per operating limited partnerships’ combined financial statements	$-	$(7,770,362)	$(2,626,052)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,468,694	$5,430,816	$17,265,111

Acquisition costs of operating limited partnerships	765,909	691,480	2,399,373

Cumulative distributions from operating limited partnerships	(54,407)	(8,581)	(164,118)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(171,947)	(2,529,737)

Cumulative losses from operating limited partnerships	(5,897,705)	(5,941,768)	(16,970,629)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2011, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(33,153)	(262,469)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	177,104	807,754

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,272,778)	(6,461,505)	(12,355,612)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	168,031	116,234

Cumulative impairment loss in investments in operating limited partnerships	282,491	171,947	2,529,737

Other	409,272	54,320	(164,353)

Equity per operating limited partnerships’ combined financial statements	$(3,486,719)	$(5,923,256)	$(9,468,484)

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$76,549,334	$-	$13,279,570	$9,378,695
Land	8,439,971	-	1,184,475	907,099
Other assets	19,057,448	-	2,161,880	2,358,522

	$104,046,753	$-	$16,625,925	$12,644,316

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$124,595,980	$-	$22,136,569	$14,463,045
Accounts payable and accrued expenses	1,705,101	-	403,807	153,345
Other liabilities	5,670,589	-	1,112,247	279,034

	131,971,670	-	23,652,623	14,895,424
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(27,567,808)	-	(6,018,562)	(2,862,505)
Other partners	(357,109)	-	(1,008,136)	611,397

	(27,924,917)	-	(7,026,698)	(2,251,108)

	$104,046,753	$-	$16,625,925	$12,644,316

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,147,376	$11,761,666	$30,982,027
Land	1,193,181	1,434,569	3,720,647
Other assets	3,806,377	3,403,656	7,327,013

	$16,146,934	$16,599,891	$42,029,687

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,657,713	$21,609,391	$47,729,262
Accounts payable and accrued expenses	227,171	233,915	686,863
Other liabilities	925,204	1,105,754	2,248,350

	19,810,088	22,949,060	50,664,475
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,769,564)	(6,096,025)	(8,821,152)
Other partners	106,410	(253,144)	186,364

	(3,663,154)	(6,349,169)	(8,634,788)

	$16,146,934	$16,599,891	$42,029,687

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$89,290,638	$-	$18,929,470	$10,611,555
Land	9,880,141	-	2,058,491	988,347
Other assets	20,535,968	-	3,782,741	2,388,481

	$119,706,747	$-	$24,770,702	$13,988,383

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$140,393,760	$-	$31,112,909	$15,414,225
Accounts payable and accrued expenses	2,325,783	-	572,478	127,124
Other liabilities	6,599,273	-	2,075,128	294,760

	149,318,816	-	33,760,515	15,836,109
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(29,274,873)	-	(7,770,362)	(2,626,052)
Other partners	(337,196)	-	(1,219,451)	778,326

	(29,612,069)	-	(8,989,813)	(1,847,726)

	$119,706,747	$-	$24,770,702	$13,988,383

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,908,900	$12,575,398	$35,265,315
Land	1,193,181	1,434,569	4,205,553
Other assets	3,759,788	3,021,464	7,583,494

	$16,861,869	$17,031,431	$47,054,362

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,920,725	$21,820,629	$53,125,272
Accounts payable and accrued expenses	216,739	212,565	1,196,877
Other liabilities	921,313	1,089,698	2,218,374

	20,058,777	23,122,892	56,540,523
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,486,719)	(5,923,256)	(9,468,484)
Other partners	289,811	(168,205)	(17,677)

	(3,196,908)	(6,091,461)	(9,486,161)

	$16,861,869	$17,031,431	$47,054,362

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2011

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$24,091,023	$-	$3,604,626	$2,771,672
Interest and other	470,447	-	54,006	56,827

	24,561,470	-	3,658,632	2,828,499
Expenses
Interest	3,469,195	-	571,780	317,364
Depreciation and amortization	5,710,025	-	935,726	725,288
Taxes and insurance	3,055,513	-	500,031	370,984
Repairs and maintenance	5,891,102	-	849,059	751,599
Operating expenses	8,458,333	-	1,279,518	978,338
Other expenses	307,168	-	61,730	47,677

	26,891,336	-	4,197,844	3,191,250

NET INCOME (LOSS)	$(2,329,866)	$-	$(539,212)	$(362,751)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(2,145,042)	$-	$(490,952)	$(292,886)

Net income (loss) allocated to other partners	$(184,824)	$-	$(48,260)	$(69,865)

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

Year ended December 31, 2011

	Series 11	Series 12	Series 14
Revenue
Rental	$4,077,181	$4,117,689	$9,519,855
Interest and other	114,817	70,217	174,580

	4,191,998	4,187,906	9,694,435
Expenses
Interest	546,215	639,888	1,393,948
Depreciation and amortization	1,030,268	894,897	2,123,846
Taxes and insurance	555,808	460,090	1,168,600
Repairs and maintenance	1,041,359	983,794	2,265,291
Operating expenses	1,426,361	1,399,652	3,374,464
Other expenses	35,544	65,353	96,864

	4,635,555	4,443,674	10,423,013

NET INCOME (LOSS)	$(443,557)	$(255,768)	$(728,578)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(325,309)	$(247,885)	$(788,010)

Net income (loss) allocated to other partners	$(118,248)	$(7,883)	$59,432

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2010

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$26,136,437	$-	$5,173,094	$2,916,950
Interest and other	1,436,935	-	1,009,145	69,785

	27,573,372	-	6,182,239	2,986,735
Expenses
Interest	4,050,308	-	897,627	381,876
Depreciation and amortization	6,420,237	-	1,370,197	752,322
Taxes and insurance	3,516,072	-	777,083	402,226
Repairs and maintenance	6,322,493	-	1,143,219	744,397
Operating expenses	9,169,519	-	1,790,516	1,026,795
Other expenses	380,198	-	87,577	42,561

	29,858,827	-	6,066,219	3,350,177

NET INCOME (LOSS)	$(2,285,455)	$-	$116,020	$(363,442)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(2,773,816)	$-	$(505,658)	$(347,148)

Net income (loss) allocated to other partners	$488,361	$-	$621,678	$(16,294)

*	Amounts include $0, $505,658, $347,148, $289,458, $469,684 and $1,161,868 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

Year ended December 31, 2010

	Series 11	Series 12	Series 14
Revenue
Rental	$3,920,744	$3,960,611	$10,165,038
Interest and other	70,505	52,935	234,565

	3,991,249	4,013,546	10,399,603
Expenses
Interest	563,108	652,852	1,554,845
Depreciation and amortization	1,023,303	870,000	2,404,415
Taxes and insurance	558,393	486,676	1,291,694
Repairs and maintenance	854,228	1,090,805	2,489,844
Operating expenses	1,328,328	1,366,340	3,657,540
Other expenses	31,354	53,256	165,450

	4,358,714	4,519,929	11,563,788

NET INCOME (LOSS)	$(367,465)	$(506,383)	$(1,164,185)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(289,458)	$(469,684)	$(1,161,868)

Net income (loss) allocated to other partners	$(78,007)	$(36,699)	$(2,317)

*	Amounts include $0, $505,658, $347,148, $289,458, $469,684 and $1,161,868 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Text Block]

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2012	$395,757	$-	$124,050	$223,667

Operating limited partnership rents received in advance	(26,057)	-	-	(23,357)

Accrued partnership management fees not recognized (recognized) for tax purposes	(377,033)	-	85,445	96,512

Other	4,716,199	-	2,565,458	13,273

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(2,145,042)	-	(490,952)	(292,886)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,127,950)	-	(192,798)	(90,412)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,704,620)	-	(276,867)	(150,458)

Income (loss) for tax return purposes, December 31, 2011	$(268,746)	$-	$1,814,336	$(223,661)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2012	$(77,985)	$(110,223)	$236,248

Operating limited partnership rents received in advance	-	-	(2,700)

Accrued partnership management fees not recognized (recognized) for tax purposes	(181,362)	(169,476)	(208,152)

Other	(6,394)	122,895	2,020,967

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(325,309)	(247,885)	(788,010)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(194,330)	(174,377)	(476,033)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(809,231)	(57,195)	(410,869)

Income (loss) for tax return purposes, December 31, 2011	$(1,594,611)	$(636,261)	$371,451

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2011	$916,030	$-	$(248,576)	$91,026

Operating limited partnership rents received in advance	(2,154)	-	112	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(544,848)	-	204,984	96,888

Other	2,303,371	-	(622,784)	304,583

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(2,773,816)	-	(505,658)	(347,148)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,139,108)	-	(238,339)	(71,346)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,142,641)	-	(19,983)	(198,219)

Income (loss) for tax return purposes, December 31, 2010	$(3,383,166)	$-	$(1,430,244)	$(124,216)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2011	$1,163,558	$190,337	$(280,315)

Operating limited partnership rents received in advance	-	(122)	(2,144)

Accrued partnership management fees not recognized (recognized) for tax purposes	(1,256,301)	138,792	270,789

Other	841,960	99,229	1,680,383

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(289,458)	(469,684)	(1,161,868)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(123,956)	(207,180)	(498,287)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(852,933)	(359,097)	(712,409)

Income (loss) for tax return purposes, December 31, 2010	$(517,130)	$(607,725)	$(703,851)

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2011	$(48,393,618)	$-	$(10,525,978)	$(5,088,117)

Add back losses not recognized under the equity method	32,626,477	-	6,554,370	3,477,406

Impairment loss in investments in operating limited partnerships	(3,521,265)	-	(369,919)	(457,341)

Less share of loss - three months ended March 31, 2012	(938,709)	-	-	-

Other	20,227,115	-	4,341,527	2,068,052

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2011	$(6,882,763)	$(9,490,387)	$(16,406,373)

Add back losses not recognized under the equity method	4,552,756	6,646,523	11,395,422

Impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Less share of loss - three months ended March 31, 2012	-	(177,104)	(761,605)

Other	2,612,498	3,206,316	7,998,722

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2010	$(48,868,866)	$-	$(12,134,087)	$(4,706,026)

Add back losses not recognized under the equity method	34,676,928	-	8,343,885	3,243,148

Impairment loss in investments in operating limited partnerships	(3,982,635)	-	(369,919)	(628,541)

Less share of loss - three months ended March 31, 2011	(984,858)	-	-	-

Other	19,159,431	-	4,160,121	2,091,419

Investments in operating limited partnerships - as reported, March 31, 2011	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2010	$(6,302,349)	$(9,131,923)	$(16,594,481)

Add back losses not recognized under the equity method	4,272,778	6,461,505	12,355,612

Impairment loss in investments in operating limited partnerships	(282,491)	(171,947)	(2,529,737)

Less share of loss - three months ended March 31, 2011	-	(177,104)	(807,754)

Other	2,312,062	3,019,469	7,576,360

Investments in operating limited partnerships - as reported, March 31, 2011	$-	$-	$-

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE E - SUBSEQUENT EVENTS

Subsequent to March 31, 2012, the Partnership has entered into an agreement to sell its interest in one operating limited partnership. The estimated sale price and other terms for the disposition of the operating limited partnership has been determined. The estimated proceed to be received for the operating limited partnership is $171,000. The estimated gain on sale of the operating limited partnership is $156,000, which is expected to be recognized in the first quarter of fiscal year 2013.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE F - CONCENTRATION OF CREDIT RISK

The Partnership maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Partnership has not experienced any losses with respect to its balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2012.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE G - FAIR VALUE OF FINANCIAL INSTRUMENTS

As of March 31, 2012, the Partnership’s financial instruments relate to accounts payable - affiliates. Management has not disclosed the fair value of the financial instruments because determination of such fair value is deemed to be impractical. The accounts payable - affiliates are owed to affiliates of the Partnership. The unique nature of these financial instruments makes determination of any fair value impractical. See note B for disclosure of the carrying amount and terms of these financial instruments.